Segmented information (Tables)	12 Months Ended
Aug. 31, 2024
Segmented Information
Schedule of revenue

	For the year ended August 31,
Revenue	2024	2023
Tanzania	$41,158	$38,320
Total revenue	$41,158	$38,320

Schedule of non-current assets

Non-current assets	August 31, 2024	August 31, 2023
Canada	$36	$55
Tanzania	81,040	66,952
Total non-current assets	$81,076	$67,007